Post-retirement benefits - Summary of geographical distribution of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%	100.00%	100.00%
Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Canada [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	48.00%	49.00%	46.00%
Canada [Member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	49.00%
Canada [Member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	39.00%
United Kingdom [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	28.00%	27.00%	27.00%
United Kingdom [Member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	30.00%
United Kingdom [Member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%
United States [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	14.00%	14.00%	16.00%
United States [Member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	11.00%
United States [Member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	56.00%
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%	5.00%	5.00%
Switzerland [member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%
Switzerland [member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	0.00%
Other countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%	5.00%	6.00%
Other countries [Member] | Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%
Other countries [Member] | Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	3.00%